Postretirement Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 German, Swiss and Philippine [Member]	Dec. 31, 2012 Insurance Company [Member]	Dec. 31, 2012 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2011 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2010 Postretirement Benefits Other than Pensions [Member]	Dec. 31, 2012 Increase [Member]	Dec. 31, 2012 Decrease [Member]	Dec. 31, 2012 PME Multi-Employer Plan [Member] Participant Companies	Dec. 31, 2013 PME Multi-Employer Plan [Member] Subsequent Event [Member]	Apr. 01, 2013 PME Multi-Employer Plan [Member] Subsequent Event [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of companies											1,250
Number of participants											630,000
Actual coverage ratio											93.90%
Target coverage ratio												104.30%
Percentage of reduction in pension rights													5.10%
Contribution rate											26.50%	27.00%
Amount included in statement of operations	$ 84	$ 90	$ 83
Defined contribution plans	19	16	15
PME multi-employer plans	47	54	48
Total cost of defined-benefit plans	18	20	20
Ongoing cost	20	21	20
Gain on curtailments and settlements	2	1	1
Increase (decrease) of discount rate									1.00%	1.00%
Increase (decrease) in net periodic pension cost									2	2
Estimated net actuarial loss (gain)	1
Estimated prior service cost
Pension plan assets	162			149
Remaining pension plan assets	13				4
Expected cash contributions for pension	84
Employer contribution to defined-benefit pension plans	4
Employer contribution to defined contribution pension plans	22
Employer contribution to multi-employer plans	49
Expected cash payments to unfunded plans	9
Postretirement benefits other than pensions expense						1	1	1
Accumulated postretirement benefit obligation other than pensions						$ 9	$ 7